Stockholders’ Equity (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands			2 Months Ended	6 Months Ended
		May 06, 2026	Jun. 30, 2026	Jun. 30, 2026	Dec. 31, 2025
Class of Stock [Line Items]
Preferred stock, shares authorized			25,000,000	25,000,000	0
Preferred stock, par value per share			$ 0.001	$ 0.001	$ 0.001
Common stock, shares issued					1,000
Common stock, shares outstanding					1,000
Acquisition and related costs			$ 2,000	$ 12,200
Shares issued to service providers, value			12,201
Issuance of Founder Shares			$ 8
CCC Arlton Industries Ltd [Member]
Class of Stock [Line Items]
Consideration transferred, shares	[1]	15,771,515
Estimated net indebtedness assumed resulting in shares withheld		778,485
Vanguard Healthcare Solutions LLC [Member]
Class of Stock [Line Items]
Consideration transferred, shares	[1]	455,805
Bond Street Limited LLC [Member]
Class of Stock [Line Items]
Consideration transferred, shares		500,000
Common Class A [Member]
Class of Stock [Line Items]
Common stock, shares authorized			500,000,000	500,000,000	0
Common stock, par value per share			$ 0.001	$ 0.001	$ 0.001
Common stock, shares issued			69,658,978	69,658,978	0
Common stock, shares outstanding			69,658,978	69,658,978	0
Estimated net indebtedness assumed resulting in shares withheld		144,195
Shares issued as consideration for AI license agreement		25,100,000
Stock Issued In Exchange For Investment In Preferred Shares		16,300,000
Shares issued to service providers				800,000
Shares issued to service providers, value		$ 2,000
Common Class A [Member] | CCC Arlton Industries Ltd [Member]
Class of Stock [Line Items]
Consideration transferred, shares		16,550,000
Common Class A [Member] | Vanguard Healthcare Solutions LLC [Member]
Class of Stock [Line Items]
Consideration transferred, shares		10,582,776
Common Class A [Member] | Bond Street Limited LLC [Member]
Class of Stock [Line Items]
Consideration transferred, shares				500,000
Common Class B [Member]
Class of Stock [Line Items]
Common stock, shares authorized			60,000,000	60,000,000	0
Common stock, par value per share			$ 0.001	$ 0.001	$ 0.001
Common stock, shares issued			7,600,000	7,600,000	0
Common stock, shares outstanding			7,600,000	7,600,000	0
Issuance of Founder Shares				$ 7,600

[1]	This amount represents the estimated net shares issued to the sellers after deducting shares subject to the closing net indebtedness holdback.